Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [Abstract]
Schedule of Revenues

The table below presents a summary for the years ended December 31, 2015, 2016 and 2017, of the Company’s revenues (these do not include revenues related to improvements to concession assets under IFRIC 12). Using the Airports Law classification, the information is sent to the SCT to comply with the Company’s reporting obligations with respect to regulated and unregulated revenues, which are classified as either aeronautical or non-aeronautical revenues. For this presentation, access fee are classified as airport services.

	2015		2016		2017
Regulated revenues
Airport operating services to airlines:
Landing	Ps.	284,275	Ps.	518,404	Ps.	681,096
Charges for not canceling extended stay reservations		3,412		3,601		2,207
Parking on embarking/disembarking platform		135,701		66,563		72,158
Parking on extended stay or overnight platform		35,663		45,274		61,722
Passenger walkways and shuttle buses		18,346		31,217		34,795
Airport security charges		113,579		160,986		181,304
Airports services		34,540		—		—
Airport real estate services to airlines:
Leasing of hangars to airlines		7,011		20,257		24,574
Leasing of shops, warehouses and stockrooms to airlines (operating)		3,884		4,045		4,040
Leasing of space and other terminal facilities to airlines within the terminal (operating)		43,559		53,095		56,100
Leasing of land and other surfaces to airlines outside the terminal (operating)		3,154		6,013		5,602
Leasing of check-in desks and other terminal space		4,090		809		575
Leasing of desks and other terminal space for ticket sale.		6,294		5,764		7,866

Airport passenger services:
Domestic passenger charges		2,078,059		2,552,169		3,054,639
International passenger charges		2,404,331		3,210,822		3,696,147
Airport real estate services and rights of access to other operators		28,709		33,192		34,688
Complementary services:
Catering services		16,601		21,286		24,893
Other third-party ramp services rendered to airlines		35,670		42,283		50,775
Traffic and/or dispatch		37,362		55,402		58,954
Fuel supply or removal		117,162		195,458		216,600
Third-party airplane maintenance and repair		7,620		11,280		11,787
Total regulated revenues included in the maximum rate		5,419,022		7,037,920		8,280,522

Regulated revenues not included in the maximum rate:
Car parking charges		251,468		254,108		277,229
Recovery of cost over aeronautical services		115,273		126,513		157,211
Recovery of cost over non-aeronautical services		31,976		35,721		43,034
Total regulated revenues not included in the maximum rate		398,717		416,342		477,474
Total regulated revenues		5,817,739		7,454,262		8,757,996

	2015		2016		2017
Unregulated revenues(1)
Commercial concessions:
Retail operations		125,481		186,849		201,683
Food and beverages		118,910		138,664		163,925
Duty free		226,226		312,569		343,847
VIP lounges		21,021		28,418		36,945
Financial services		28,671		36,537		40,586
Communications and networks		10,202		12,528		11,927
Car rentals		138,532		177,807		205,992
Commercial leasing		22,912		22,802		16,579
Advertising		129,244		169,762		168,573
Time sharing developers		139,124		172,660		186,652
Leasing of space to airlines and other complementary service providers (non-operating)		205,891		111,146		123,568
Lease outside the terminal				36,132		47,730
VIP Lounges operated directly		65,045		112,042		154,737
Convenience store		—		93,747		84,436
Royalties		—		532		4,700
Revenues from sharing of commercial activities:
Retail operations		50,432		87,845		113,175
Food and beverages		50,537		81,455		112,350
Duty free		21,391		36,331		53,709
Financial services		721		726		17,386
Car rentals		8,904		20,914		28,790
Access fee for ground transportation		46,145		61,267		75,938
Non-airport access fees		28,696		60,128		73,622
Other leases		—		—		11,706
Services rendered to ASA		3		82		276
Various commercial-related revenues		12,447		16,319		16,599
Total unregulated revenues		1,450,535		1,977,262		2,295,431
Total aeronautical and non-aeronautical services	Ps.	7,268,274	Ps.	9,431,524	Ps.	11,053,427

(1)Unregulated revenues are earned based on the terms of the Company’s operating lease agreements. Lease agreements are based on either a monthly rent (which generally increases each year based on the National Consumer Price Index (INPC) in Mexico and based on the CPI or the greater of a monthly minimum guaranteed rent or a percentage of the lessee’s monthly revenues. Monthly rent and minimum guaranteed rent earned on the Company’s operating lease agreements are included under the caption “Commercial concessions” above. Revenues earned in excess of the minimum guaranteed rent are included in the “Revenues from sharing of commercial activities” caption above (Note 33).